Schedule of Investments(a)
January 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.03%
Aerospace & Defense–1.13%
General Electric Co.	614,116	$125,015,594
Application Software–2.58%
Salesforce, Inc.	540,885	184,820,405
Tyler Technologies, Inc.(b)	168,608	101,441,317
		286,261,722
Asset Management & Custody Banks–0.42%
Ares Management Corp., Class A(c)	235,775	46,735,320
Automobile Manufacturers–0.81%
Tesla, Inc.(b)	221,702	89,700,629
Automotive Retail–0.58%
Valvoline, Inc.(b)(c)	1,748,866	64,900,417
Biotechnology–0.87%
Gilead Sciences, Inc.	651,659	63,341,255
Natera, Inc.(b)	187,104	33,102,439
		96,443,694
Broadline Retail–5.69%
Amazon.com, Inc.(b)	2,658,255	631,814,048
Construction Materials–1.25%
CRH PLC	1,405,056	139,142,696
Consumer Finance–2.92%
American Express Co.	693,031	220,002,691
Discover Financial Services	517,738	104,111,934
		324,114,625
Consumer Staples Merchandise Retail–2.16%
Walmart, Inc.	2,442,781	239,783,383
Distillers & Vintners–0.90%
Constellation Brands, Inc., Class A	554,502	100,253,962
Diversified Banks–4.13%
Citigroup, Inc.	2,119,779	172,613,604
JPMorgan Chase & Co.	1,068,109	285,505,536
		458,119,140
Diversified Financial Services–1.53%
Equitable Holdings, Inc.	3,117,776	169,669,370
Electric Utilities–0.60%
Constellation Energy Corp.	126,081	37,821,778
PPL Corp.(c)	851,985	28,626,696
		66,448,474
Electrical Components & Equipment–3.24%
Emerson Electric Co.	1,094,477	142,227,286
Hubbell, Inc.(c)	328,595	138,998,971
Rockwell Automation, Inc.	280,463	78,089,313
		359,315,570
Gas Utilities–0.95%
Atmos Energy Corp.(c)	737,907	105,159,127
Shares		Value
Health Care Distributors–0.26%
Cencora, Inc.(c)	112,590	$28,621,504
Health Care Equipment–4.26%
Becton, Dickinson and Co.	492,466	121,934,582
Boston Scientific Corp.(b)	1,415,069	144,846,463
Medtronic PLC	979,201	88,931,035
Zimmer Biomet Holdings, Inc.(c)	1,071,903	117,351,940
		473,064,020
Health Care Facilities–0.90%
Tenet Healthcare Corp.(b)	706,181	99,493,841
Health Care Supplies–0.85%
Cooper Cos., Inc. (The)(b)	983,030	94,911,546
Home Improvement Retail–0.49%
Lowe’s Cos., Inc.	208,805	54,297,652
Homebuilding–0.24%
D.R. Horton, Inc.	184,825	26,226,668
Hotels, Resorts & Cruise Lines–1.44%
Royal Caribbean Cruises Ltd.	599,672	159,872,555
Household Products–0.49%
Procter & Gamble Co. (The)	327,439	54,351,600
Human Resource & Employment Services–0.52%
Paylocity Holding Corp.(b)	280,662	57,681,654
Independent Power Producers & Energy Traders–0.10%
Vistra Corp.	68,955	11,586,509
Industrial Machinery & Supplies & Components–1.58%
Otis Worldwide Corp.	787,619	75,154,605
Parker-Hannifin Corp.	142,264	100,587,761
		175,742,366
Industrial REITs–1.53%
Prologis, Inc.	1,421,128	169,469,514
Insurance Brokers–0.75%
Arthur J. Gallagher & Co.(c)	274,125	82,736,407
Integrated Oil & Gas–2.03%
Chevron Corp.	713,876	106,503,160
Suncor Energy, Inc. (Canada)	3,178,555	119,386,526
		225,889,686
Integrated Telecommunication Services–1.36%
AT&T, Inc.	6,381,198	151,425,829
Interactive Media & Services–7.73%
Alphabet, Inc., Class A	2,195,729	447,972,631
Meta Platforms, Inc., Class A	595,047	410,094,491
		858,067,122
Internet Services & Infrastructure–0.97%
MongoDB, Inc.(b)	149,256	40,794,650
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

Shares		Value
Internet Services & Infrastructure–(continued)
Snowflake, Inc., Class A(b)	367,208	$66,651,924
		107,446,574
Investment Banking & Brokerage–1.85%
Charles Schwab Corp. (The)	2,483,261	205,415,350
Life Sciences Tools & Services–1.15%
Lonza Group AG (Switzerland)	201,261	127,618,013
Managed Health Care–1.79%
UnitedHealth Group, Inc.	367,331	199,273,394
Multi-line Insurance–1.22%
American International Group, Inc.	1,839,439	135,493,077
Multi-Utilities–0.24%
Ameren Corp.	288,449	27,171,896
Oil & Gas Exploration & Production–0.73%
ConocoPhillips	824,234	81,459,046
Oil & Gas Storage & Transportation–0.48%
Cheniere Energy, Inc.	240,642	53,819,583
Passenger Ground Transportation–1.37%
Uber Technologies, Inc.(b)(c)	2,281,863	152,542,542
Personal Care Products–0.24%
Estee Lauder Cos., Inc. (The), Class A(c)	321,808	26,848,441
Pharmaceuticals–2.15%
Eli Lilly and Co.	226,144	183,420,876
Merck & Co., Inc.	556,909	55,033,747
		238,454,623
Restaurants–0.98%
McDonald’s Corp.(c)	376,962	108,828,929
Semiconductor Materials & Equipment–0.78%
Applied Materials, Inc.	478,660	86,326,331
Semiconductors–9.74%
Broadcom, Inc.	1,125,509	249,041,377
NVIDIA Corp.	6,023,787	723,276,105
Texas Instruments, Inc.	592,169	109,320,319
		1,081,637,801
Specialty Chemicals–0.87%
DuPont de Nemours, Inc.	1,252,761	96,212,045
Systems Software–8.31%
Microsoft Corp.	1,807,951	750,408,142
Shares		Value
Systems Software–(continued)
ServiceNow, Inc.(b)	168,778	$171,880,140
		922,288,282
Technology Hardware, Storage & Peripherals–5.69%
Apple, Inc.	2,677,251	631,831,236
Tobacco–2.27%
Philip Morris International, Inc.	1,940,080	252,598,416
Transaction & Payment Processing Services–3.45%
Fiserv, Inc.(b)	949,630	205,158,065
Mastercard, Inc., Class A(c)	319,724	177,584,302
		382,742,367
Wireless Telecommunication Services–0.46%
T-Mobile US, Inc.	220,698	51,416,013
Total Common Stocks & Other Equity Interests (Cost $6,871,233,643)		10,995,740,203
Money Market Funds–1.69%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e)	65,750,063	65,750,063
Invesco Treasury Portfolio, Institutional Class, 4.29%(d)(e)	122,107,334	122,107,334
Total Money Market Funds (Cost $187,857,397)		187,857,397
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.72% (Cost $7,059,091,040)		11,183,597,600
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.82%
Invesco Private Government Fund, 4.35%(d)(e)(f)	25,306,765	25,306,765
Invesco Private Prime Fund, 4.48%(d)(e)(f)	66,044,024	66,063,837
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $91,370,602)		91,370,602
TOTAL INVESTMENTS IN SECURITIES–101.54% (Cost $7,150,461,642)		11,274,968,202
OTHER ASSETS LESS LIABILITIES—(1.54)%		(171,204,307)
NET ASSETS–100.00%		$11,103,763,895
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,133,687	$247,840,447	$(191,224,071)	$-	$-	$65,750,063	$275,948
Invesco Treasury Portfolio, Institutional Class	16,967,494	460,275,116	(355,135,276)	-	-	122,107,334	507,819
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,212,951	160,057,816	(159,964,002)	-	-	25,306,765	157,459*
Invesco Private Prime Fund	65,729,419	379,734,271	(379,399,853)	6,292	(6,292)	66,063,837	426,466*
Total	$117,043,551	$1,247,907,650	$(1,085,723,202)	$6,292	$(6,292)	$279,227,999	$1,367,692

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$10,868,122,190	$127,618,013	$—	$10,995,740,203
Money Market Funds	187,857,397	91,370,602	—	279,227,999
Total Investments	$11,055,979,587	$218,988,615	$—	$11,274,968,202
Invesco Main Street Fund®